Cost of goods sold and services rendered	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Cost of goods sold and services rendered	Cost of goods sold and services rendered
For the year ended December 31:

	2022
	Crops	Rice	Dairy	All other segments	Sugar, Ethanol and Energy	Total
Finished goods at the beginning of year (Note 19)	37,225	5,015	15,157	—	80,857	138,254
Cost of production of manufactured products (Note 6)	68,510	165,330	180,723	—	455,336	869,899
Purchases	10,528	1,866	1,285	—	856	14,535
Acquisition of subsidiaries	—	8,413	—	—	—	8,413
Agricultural produce	240,469	—	21,647	5,039	11,571	278,726
Transfer to raw material	(75,158)	(6,549)	—	—	—	(81,707)
Direct agricultural selling expenses	25,623	—	—	—	—	25,623
Tax recoveries (i)	—	—	—	—	(17,800)	(17,800)
Changes in net realizable value of agricultural produce after harvest	(21,359)	—	—	—	(934)	(22,293)
Loss of idle capacity	—	—	—	—	7,507	7,507
Finished goods at the end of the year (Note 19)	(37,539)	(13,659)	(12,825)	—	(88,693)	(152,716)
Exchange differences	2,363	(96)	(2,102)	—	7,141	7,306
Cost of goods sold and services rendered	250,662	160,320	203,885	5,039	455,841	1,075,747

(i) Correspond to the presumed credit of ICMS (Imposto sobre Circulação de Mercadorias e Prestação de Serviços) over the sale values.

For the year ended December 31:

	2021
	Crops	Rice	Dairy	All other segments	Sugar, Ethanol and Energy	Total
Finished goods at the beginning of year	30,267	5,970	6,489	—	34,315	77,041
Cost of production of manufactured products (Note 6)	59,590	124,304	158,083	—	415,408	757,385
Purchases	26,880	569	—	—	4,860	32,309
Agricultural produce	224,788	—	16,468	3,111	10,944	255,311
Transfer to raw material	(73,068)	(7,240)	—	—	—	(80,308)
Direct agricultural selling expenses	22,642	—	—	—	—	22,642
Tax recoveries (i)	—	—	—	—	(19,423)	(19,423)
Changes in net realizable value of agricultural produce after harvest	(11,384)	—	—	—	(1,495)	(12,879)
Loss of idle capacity	—	—	—	—	14,270	14,270
Finished goods at the end of the year (Note 19)	(37,225)	(5,015)	(15,157)	—	(80,857)	(138,254)
Exchange differences	(29,259)	(6,543)	(7,806)	—	(9,521)	(53,129)
Cost of goods sold and services rendered	213,231	112,045	158,077	3,111	368,501	854,965
(i) Correspond to the presumed credit of ICMS (Imposto sobre Circulação de Mercadorias e Prestação de Serviços) over the sale values.

For the year ended December 31:

	2020
	Crops	Rice	Dairy	All other segments	Sugar, Ethanol and Energy	Total
Finished goods at the beginning of year	17,830	5,805	4,779	—	36,864	65,278
Cost of production of manufactured products (Note 6)	44,074	79,507	102,933	—	285,627	512,141
Purchases	3,648	—	—	—	6,088	9,736
Agricultural produce	137,204	—	15,546	1,962	—	154,712
Transfer to raw material	(46,192)	(4,256)	—	—	—	(50,448)
Direct agricultural selling expenses	16,467	—	—	—	—	16,467
Tax recoveries (i)	—	—	—	—	(21,765)	(21,765)
Changes in net realizable value of agricultural produce after harvest	7,007	—	(2)	—	—	7,005
Finished goods at the end of the year (Note 19)	(30,267)	(5,970)	(6,489)	—	(34,315)	(77,041)
Exchange differences	(521)	(1,256)	(760)	—	(1,602)	(4,139)
Cost of goods sold and services rendered	149,250	73,830	116,007	1,962	270,897	611,946

(i) Correspond to the presumed credit of ICMS (Imposto sobre Circulação de Mercadorias e Prestação de Serviços) over the sale values.